Expense Example	Sep. 30, 2025 USD ($)
Astoria US Equal Weight Quality Kings ETF | Astoria US Equal Weight Quality Kings ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Astoria International Quality Growth Kings ETF | Astoria International Quality Growth Kings ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Astoria US Quality Growth Kings ETF | Astoria US Quality Growth Kings ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Astoria US Small Cap Quality Growth Kings ETF | Astoria US Small Cap Quality Growth Kings ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Astoria Dynamic Core US Fixed Income ETF | Astoria Dynamic Core US Fixed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689